Convertible Redeemable Preferred Stock and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Redeemable Preferred Stock and Stockholders [Abstract]
Schedule of Fair Value of the Preferred Investment Options	The increase in the fair value of the preferred investment options as a result of the exchange was approximately $860,000, and was determined using the Black-Scholes option pricing model, with the following assumptions:
	Original	Exchanged
Exercise price	$6.65	$2.546
Term (years)	3.67	5.0
Expected stock price volatility	116.2%	120.2%
Risk-free rate of interest	3.16%	2.98%

Schedule of Valuation of the Contingent Warrant Liability	The following significant assumptions were used in the valuation of the contingent warrant liability, related to the August Contingent Warrants, as of the date of the August 2022 Private Placement and as of December 31, 2022:
	August 11, 2022	December 31, 2022
Exercise price	$3.3938	$3.3938
Term (years)	5.00	4.61
Expected stock price volatility	127.8%	120.8%
Risk-free rate of interest	2.98%	4.03%

Schedule of Outstanding Warrants, Excluding Contingent Warrants

The following summarizes activity related to the Company’s outstanding warrants, excluding contingent warrants issuable upon exercise of the preferred investment options, for the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2022	5,910,914	$2.37	4.7
Granted	5,121,601	1.10
Exercised	(3,132,854)	0.865
Cancelled	—	—
Outstanding as of December 31, 2023	7,899,661	1.68	4.3
Warrants vested and exercisable as of December 31, 2023	7,899,661	$1.68	4.3

Schedule of Stock Options

The following summarizes activity related to the Company’s stock options under the 2019 Plan and the 2022 Plan for the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2022	1,392,654	$3.30	$670,161	8.2
Granted	962,154	0.48	—	—
Forfeited/cancelled	(404,058)	4.87	—	—
Exercised	(45,920)	0.01	45,920	—
Outstanding as of December 31, 2023	1,904,830	1.63	94,239	8.4
Options vested and exercisable as of December 31, 2023	861,177	$2.23	$94,239	7.1

Schedule of Fair Value of Options Granted

The fair value of options granted in 2023 and 2022 was estimated using the following assumptions:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Exercise price	$0.26 – 1.29	$1.06 – 6.45
Term (years)	5.00 – 10.00	5.00 – 10.00
Expected stock price volatility	101.1% – 119.5	112.6% – 121.2%
Risk-free rate of interest	3.5% – 4.7%	2.9% – 4.3%

Schedule of Unvested Restricted Stock

On August 16, 2023 and October 4, 2023, upon their respective resignations, the Company’s former CEO and former CFO forfeited 150,000 shares and 75,000 shares of unvested restricted stock, respectively.

	Number of Shares	Weighted Average Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2022	—	$—
Granted	512,940	1.01
Forfeited/cancelled	(250,110)	1.02
Vested	(6,250)	1.03
Nonvested as of December 31, 2023	256,580	$1.03

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense for the years ended December 31, 2023 and 2022 was as follows:

	For the Years Ended December 31,
	2023	2022
Selling, general and administrative	$234,298	$1,309,687
Research and development	95,462	664,879
Total	$329,760	$1,974,566